CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.9%
COMMUNICATION SERVICES - 1.5%
Entertainment - 0.4%
Stillfront Group AB	69,425	$153,386	*(a)

Media - 1.1%
Mediaset Espana Comunicacion SA	98,586	405,310	*(a)

TOTAL COMMUNICATION SERVICES		558,696

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.8%
SAF-Holland SE	43,941	290,983	(a)

Hotels, Restaurants & Leisure - 3.6%
Marston’s PLC	639,521	400,891	*(a)
Melco International Development Ltd.	686,189	507,911	*(a)
Melia Hotels International SA	72,710	462,009	*(a)

Total Hotels, Restaurants & Leisure		1,370,811

Household Durables - 2.2%
Cairn Homes PLC	230,146	239,008	(a)
DFS Furniture PLC	117,629	225,087	(a)
Victoria PLC	16,060	88,524	*(a)
Vistry Group PLC	29,756	302,721	(a)

Total Household Durables		855,340

Leisure Products - 0.8%
Goodbaby International Holdings Ltd.	2,229,732	290,230	*(a)

Specialty Retail - 1.6%
Luk Fook Holdings International Ltd.	145,499	373,790	(a)
Wickes Group PLC	124,181	250,768	(a)

Total Specialty Retail		624,558

Textiles, Apparel & Luxury Goods - 2.0%
Coats Group PLC	720,672	546,242	(a)
Samsonite International SA	98,571	199,240	*(a)(b)

Total Textiles, Apparel & Luxury Goods		745,482

TOTAL CONSUMER DISCRETIONARY		4,177,404

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 1.0%
MARR SpA	29,065	402,280	(a)

Food Products - 2.4%
JDE Peet’s NV	12,001	342,608	(a)
Select Harvests Ltd.	71,132	232,417	(a)
Tassal Group Ltd.	105,682	351,165	(a)

Total Food Products		926,190

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2022 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Personal Products - 1.4%
Chlitina Holding Ltd.	79,442	$517,992	(a)

TOTAL CONSUMER STAPLES		1,846,462

ENERGY - 7.5%
Energy Equipment & Services - 2.0%
Pason Systems Inc.	68,119	772,107

Oil, Gas & Consumable Fuels - 5.5%
Harbour Energy PLC	70,825	313,905	(a)
Parex Resources Inc.	44,476	753,245
Serica Energy PLC	92,407	320,600	(a)
Tethys Oil AB	115,640	715,530	(a)

Total Oil, Gas & Consumable Fuels		2,103,280

TOTAL ENERGY		2,875,387

FINANCIALS - 12.1%
Banks - 9.9%
Banca Sistema SpA	246,820	402,750	(a)(b)
BAWAG Group AG	18,820	793,263	(a)(b)
BPER Banca	141,374	232,594	(a)
Cairo Mezz PLC	46,947	6,933	*(a)
Eurobank Ergasias Services and Holdings SA	604,854	538,544	*(a)
Spar Nord Bank A/S	33,220	351,999	(a)
Sydbank A/S	20,870	640,456	(a)
Tisco Financial Group PCL	113,758	284,906	(a)
Unicaja Banco SA	525,225	518,993	(a)(b)

Total Banks		3,770,438

Capital Markets - 1.7%
Anima Holding SpA	103,299	381,059	(a)(b)
Fairfax India Holdings Corp.	27,130	290,562	*(b)

Total Capital Markets		671,621

Diversified Financial Services - 0.5%
doValue SpA	30,900	183,391	(a)(b)

TOTAL FINANCIALS		4,625,450

HEALTH CARE - 4.2%
Health Care Equipment & Supplies - 2.6%
i-SENS Inc.	21,397	477,763	(a)
Value Added Technology Co. Ltd.	20,912	496,268	(a)

Total Health Care Equipment & Supplies		974,031

Health Care Providers & Services - 0.6%
Fagron	15,142	245,133	(a)

See Notes to Schedule of Investments.

2	ClearBridge International Small Cap Fund 2022 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.0%
Hikma Pharmaceuticals PLC	20,407	$401,837	(a)

TOTAL HEALTH CARE		1,621,001

INDUSTRIALS - 36.1%
Aerospace & Defense - 1.0%
QinetiQ Group PLC	88,822	398,001	(a)

Air Freight & Logistics - 2.4%
SBS Holdings Inc.	22,261	447,372	(a)
Wincanton PLC	115,654	488,393	(a)

Total Air Freight & Logistics		935,765

Airlines - 1.4%
Chorus Aviation Inc.	103,609	263,208	*
JET2 PLC	23,763	262,347	*(a)

Total Airlines		525,555

Building Products - 1.3%
Sanwa Holdings Corp.	51,701	495,822	(a)

Commercial Services & Supplies - 2.4%
Befesa SA	3,518	171,060	(a)(b)
Dynagreen Environmental Protection Group Co. Ltd., Class H Shares	868,214	366,313	(a)
Elis SA	27,510	370,491	(a)

Total Commercial Services & Supplies		907,864

Construction & Engineering - 4.6%
Galliford Try Holdings PLC	379,640	785,688	(a)
Maire Tecnimont SpA	224,554	647,917	(a)
Raiznext Corp.	38,947	328,582	(a)

Total Construction & Engineering		1,762,187

Electrical Equipment - 2.7%
Mersen SA	19,459	580,793	(a)
Nexans SA	5,651	442,138	(a)

Total Electrical Equipment		1,022,931

Machinery - 7.4%
Cargotec oyj, Class B Shares	19,447	511,699	(a)
Deutz AG	81,319	313,608	(a)
Fuji Corp.	28,149	415,376	(a)
Meidensha Corp.	26,070	382,680	(a)
Metso Outotec oyj	34,763	260,940	(a)
Morgan Advanced Materials PLC	171,215	573,582	(a)
Sulzer AG, Registered Shares	5,590	347,742	(a)

Total Machinery		2,805,627

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2022 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - 3.8%
Applus Services SA	69,850	$483,473	(a)
ManpowerGroup Greater China Ltd.	271,817	335,320	(a)
Pagegroup PLC	60,515	294,609	(a)
Tanseisha Co. Ltd.	54,218	326,278	(a)

Total Professional Services		1,439,680

Trading Companies & Distributors - 5.6%
Kanamoto Co. Ltd.	18,967	269,259	(a)
Kanematsu Corp.	41,069	405,557	(a)
Lumax International Corp. Ltd.	186,193	435,914	(a)
Nishio Rent All Co. Ltd.	20,891	415,592	(a)
Yellow Cake PLC	152,820	604,644	*(a)(b)

Total Trading Companies & Distributors		2,130,966

Transportation Infrastructure - 3.5%
Beijing Capital International Airport Co. Ltd., Class H Shares	457,585	312,586	*(a)
China Merchants Port Holdings Co. Ltd.	224,408	384,889	(a)
Shenzhen International Holdings Ltd.	360,495	355,122	(a)
Zhejiang Expressway Co. Ltd., Class H Shares	285,930	264,970	*(a)

Total Transportation Infrastructure		1,317,567

TOTAL INDUSTRIALS		13,741,965

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 0.6%
Strix Group PLC	115,542	235,125	(a)

IT Services - 1.1%
Bell System24 Holdings Inc.	21,394	218,559	(a)
Sopra Steria Group SACA	1,370	206,655	(a)

Total IT Services		425,214

Semiconductors & Semiconductor Equipment - 2.0%
Optorun Co. Ltd.	21,626	287,194	(a)
u-blox Holding AG	4,635	468,391	*(a)

Total Semiconductors & Semiconductor Equipment		755,585

TOTAL INFORMATION TECHNOLOGY		1,415,924

MATERIALS - 11.8%
Chemicals - 2.0%
Essentra PLC	115,711	350,044	(a)
Okamoto Industries Inc.	14,107	395,822	(a)

Total Chemicals		745,866

Construction Materials - 2.3%
Cementir Holding NV	57,640	374,234	(a)
Krosaki Harima Corp.	7,583	239,898	(a)
RHI Magnesita NV	10,455	253,486	(a)

Total Construction Materials		867,618

See Notes to Schedule of Investments.

4	ClearBridge International Small Cap Fund 2022 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Metals & Mining - 7.5%
Alamos Gold Inc., Class A Shares		37,314	$261,766
AMG Advanced Metallurgical Group NV		14,494	377,690	(a)
Anglo Pacific Group PLC		290,519	512,261	(a)
ERO Copper Corp.		41,117	347,220	*
Juno Minerals Ltd.		127,557	10,170	*(a)
Jupiter Mines Ltd.		1,078,386	146,952	(a)
Mitsui Mining & Smelting Co. Ltd.		13,959	325,798	(a)
Orla Mining Ltd.		59,480	162,655	*
Sims Ltd.		36,990	356,689	(a)
Torex Gold Resources Inc.		26,894	207,681	*
Wesdome Gold Mines Ltd.		19,530	169,173	*

Total Metals & Mining			2,878,055

TOTAL MATERIALS			4,491,539

REAL ESTATE - 3.3%
Real Estate Management & Development - 3.3%
Aedas Homes SA		10,334	230,680	(a)(b)
JHSF Participacoes SA		322,126	358,844
Sun Frontier Fudousan Co. Ltd.		50,529	416,582	(a)
Supalai PCL		446,222	234,889	(a)

TOTAL REAL ESTATE			1,240,995

UTILITIES - 0.9%
Water Utilities - 0.9%
China Water Affairs Group Ltd.		354,246	330,062	(a)

TOTAL COMMON STOCKS (Cost - $39,525,119)			36,924,885

INVESTMENTS IN UNDERLYING FUNDS - 2.1%
Dragon Capital - Vietnam Enterprise Investments Ltd., Class C Shares (Cost - $361,030)		96,044	790,574	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $39,886,149)			37,715,459

	RATE
SHORT-TERM INVESTMENTS - 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.998%	168,720	168,720
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.054%	42,180	42,180	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $210,900)			210,900

TOTAL INVESTMENTS - 99.6% (Cost - $40,097,049)			37,926,359
Other Assets in Excess of Liabilities - 0.4%			168,813

TOTAL NET ASSETS - 100.0%			$38,095,172

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2022 Quarterly Report	5

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $42,180 and the cost was $42,180 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge International Small Cap Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Energy	$1,525,352	$1,350,035	—	$2,875,387
Financials	290,562	4,334,888	—	4,625,450
Industrials	263,208	13,478,757	—	13,741,965
Materials	1,148,495	3,343,044	—	4,491,539
Real Estate	358,844	882,151	—	1,240,995
Other Common Stocks	—	9,949,549	—	9,949,549
Investments in Underlying Funds	—	790,574	—	790,574

Total Long-Term Investments	3,586,461	34,128,998	—	37,715,459

Short-Term Investments†	210,900	—	—	210,900

Total Investments	$3,797,361	$34,128,998	—	$37,926,359

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2022. The following transactions were effected in such company for the period ended June 30, 2022.

	Affiliate Value at September 30, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$218,023	$2,343,600	2,343,600	$2,519,443	2,519,443	—	$347	—	$42,180

9